Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Notes Payable [Abstract]
NOTES PAYABLE

NOTE 10 – NOTES PAYABLE

In February 2024, the Company raised $2,450,000 through a private offering of 7% One-Year Convertible Promissory Notes (“Notes”) from two affiliates of $1,000,000 each and $450,000 from three other investors to finance its ongoing working capital requirements. These notes are payable in full after 12 months from the respective date of issuance of these Notes and are convertible at the election of noteholder at any time through the maturity date at a per share price of $4.45.

In April 2024, the Company raised $2,000,000 from its affiliate by issuance of two One-Year 7% Promissory Notes of $1,000,000 each, to meet certain working capital requirements. These Notes are payable in full after 12 months from the respective date of issuance of these Notes.

In July 2024, the Company raised $500,000 from its affiliate by issuance of One-Year 7% Promissory Notes to finance its ongoing working capital requirements. These Notes are payable in full after 12 months from the respective date of issuance of these Notes.

In October and November 2024, the Company raised $500,000 from its affiliate by issuance of One-Year 7% Promissory Notes to finance its ongoing working capital requirements. These Notes are payable in full after 12 months from the respective date of issuance of these Notes.

In December 2024, the Company raised $2,000,000 from its affiliate by issuance of One-Year 7% Convertible Promissory Notes to finance its ongoing working capital requirements. These Notes are payable in full after 12 months from the respective date of issuance of these Notes and are convertible at the election of noteholder at any time through the maturity date at a per share price of $1.38.

In January 2025, the Company raised $28,000,000 from its affiliate by issuance of One-Year 7% Convertible Promissory Notes to finance its ongoing working capital requirements. These Notes are payable in full after 12 months from the respective date of issuance of these Notes and are convertible at the election of noteholder at any time through the maturity date at a per share price of $1.38.

In February 2025, the Company paid $4,212,637 towards repayment of five 7% One-Year Promissory Notes totaling $4,000,000 in principal amount raised from Sushruta Pvt Ltd., an affiliate, on various dates during 2024, along with interest due thereon.

In February 2025, the Company paid $1,068,849 towards repayment of one 7% One-Year Convertible Promissory Note of $1,000,000 in principal amount issued to an investor in February 2024 along with the interest due thereon.

In February 2025, the Company converted three 7% One Year Convertible Promissory Notes totaling $450,000 issued to several investors in February 2024, along with the interest accrued thereon, into 108,048 shares of common stock the Company as per the conversion rights exercised by the note holders.

In February 2025, the Company converted Convertible Notes totaling $22,000,000, in principal amount, along with the interest accrued thereon, issued to Sushruta Pvt Ltd. into 16,046,814 shares of common stock of the Company.

In March 2025, the Company converted Convertible Notes totaling $8,000,000 in principal amount, along with the interest accrued thereon, issued to Sushruta Pvt Ltd into 5,811,554 shares of common stock of the Company.

NOTE 10 – NOTES PAYABLE

On April 15, 2023, the Company executed a Convertible Promissory Note (the “Line of Credit Note”) with Sushruta Pvt Ltd. (“Sushruta”), the Bahamian holding company owned by Dr. Sudhir Srivastava, our Chairman, Chief Executive Officer, and principal shareholder. Pursuant to the Line of Credit Note, SPL, in its discretion may make multiple advances to the Company through December 31, 2023 (the “Maturity Date”), in an aggregate amount of up to $ 20,000,000 for working capital purposes. The advances under the Line of Credit Note do not bear interest and are due and payable on or before the Maturity Date. Sushruta may, at its option, convert the principal amount of any advance into shares of our common stock, at a conversion price of $0.74 per share. During the year ended December 31, 2023, $16,980,000 in advances that were outstanding under the Line of Credit Note, were converted into 22,945,945 shares issued to Sushruta at the conversion price of $0.74 per share and as of December 31, 2023, there were no further advances convertible under the Line of Credit Note.

The Company entered into an Agreement with Andrew Economos and Dr. Frederic Moll for issuing a convertible redeemable note in the principal amount of $3,000,000 each. The note may be converted into common shares (without any significant conversion premium on the debt) of the Company’s common stock at valuation of $100,000,000. As on the date of merger, i.e. April 14, 2023, Andrew Economos converted $3,089,178 (comprising of US$ 3,000,000 of principal and $89,178 as interest) of his convertible note into 3,879,938 shares of common stock and Dr. Frederic Moll converted $3,049,364 (comprising of US$ 3,000,000 of principal and $49,364 as interest) of his convertible note into 3,767,933 shares of common stock.

In February 2024, the Company raised $2,450,000 through a private offering of 7% One-Year Convertible Promissory Notes (“Notes”) from two affiliates of $1,000,000 each and $450,000 from three other investors to finance its ongoing working capital requirements. These notes are payable in full after 12 months from the respective date of issuance of these Notes and are convertible at the election of noteholder at any time through the maturity date at a per share price of $4.45.

In April 2024, the Company raised $2,000,000 from its affiliate by issuance of two One-Year 7% Promissory Notes of $1,000,000 each, to meet certain working capital requirements. These Notes are payable in full after 12 months from the respective date of issuance of these Notes.

In July 2024, the Company raised $500,000 from its affiliate by issuance of One-Year 7% Promissory Notes to finance its ongoing working capital requirements. These Notes are payable in full after 12 months from the respective date of issuance of these Notes.

In October and November 2024, the Company raised $500,000 from its affiliate by issuance of One-Year 7% Promissory Notes to finance its ongoing working capital requirements. These Notes are payable in full after 12 months from the respective date of issuance of these Notes.

In December 2024, the Company raised $2,000,000 from its affiliate by issuance of One-Year 7% Convertible Promissory Notes to finance its ongoing working capital requirements. These Notes are payable in full after 12 months from the respective date of issuance of these Notes and are convertible at the election of noteholder at any time through the maturity date at a per share price of $1.38.

Refer Note-21 for Related Party Balances.